Property and Equipment, Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Sales, marketing and other operating expenses CNY	Dec. 31, 2011 Sales, marketing and other operating expenses CNY	Dec. 31, 2010 Sales, marketing and other operating expenses CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY	Dec. 31, 2010 General and administrative expenses CNY
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense of property and equipment		44,916	58,722	66,440	34,526	48,665	56,998	10,390	10,057	9,442
Impairment losses of property and equipment	$ 1,228	7,649	14,164	3,423